Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
Note 5. Debt

Long-term debt consists of the following:

	March 31,	December 31,
	2015	2014
	(unaudited)
Bulk Pangaea Secured Note (1)	$2,775,000	$3,121,875
Bulk Discovery Secured Note (2)	3,424,000	3,780,000
Bulk Patriot Secured Note (1)	4,150,000	4,762,500
Bulk Cajun Secured Note (3)	-	853,125
Bulk Trident Secured Note (1)	7,331,250	7,650,000
Bulk Juliana Secured Note (1)	4,732,292	5,070,312
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement	49,750,000	51,125,000
Bulk Atlantic Secured Note (2)	7,800,000	7,890,000
Bulk Phoenix Secured Note (1)	8,699,998	8,916,665
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	11,695,640	12,021,730
Long Wharf Construction to Term Loan	993,378	998,148
Senior Secured Term Loan Facility of $45,000,000 (Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd.)	45,000,000	-

Total	146,351,558	106,189,355
Less: current portion	(22,359,868)	(17,807,674)
Less: unamortized bank fees	(1,263,600)	(951,265)
Secured long-term debt	$122,728,090	$87,430,416

(1)
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Juliana Secured Note, the Bulk Trident Secured Note and the Bulk Phoenix Secured Note are cross-collateralized by the vessels Bulk Pangaea, Bulk Patriot, Bulk Juliana, Bulk Trident and Bulk Newport and are guaranteed by the Company.

(2)	The Bulk Discovery Secured Note and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery and m/v Bulk Beothuk and are guaranteed by the Company.
(3)	The Bulk Cajun Secured Note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun.

The Senior Secured Post-Delivery Term Loan Facility

On April 15, 2013, the Company, through its wholly owned subsidiaries, Bulk Pangaea, Bulk Patriot, Bulk Juliana and Bulk Trident, entered into a $30.3 million Senior Secured Post-Delivery Term Loan Facility (the “Post-Delivery Facility”) to refinance the Bulk Pangaea Secured Term Loan Facility dated December 15, 2009, the Bulk Patriot Secured Term Loan Facility dated September 29, 2011, the Bulk Juliana Secured Term Loan Facility dated April 18, 2012, and the Bulk Trident Secured Term Loan Facility dated August 28, 2012, the proceeds of which were used to finance the acquisitions of the m/v Bulk Pangaea, the m/v Bulk Patriot, the m/v Bulk Juliana and the m/v Bulk Trident, respectively. The Post-Delivery Facility was subsequently amended on May 16, 2013 by the First Amendatory Agreement, to increase the facility by $8.0 million to finance the acquisition of the m/v Bulk Providence and again on August 28, 2013, by the Second Amendatory Facility, to increase the facility by $10.0 million to finance the acquisition of the m/v Bulk Newport. The m/v Bulk Providence was sold on May 27, 2014 on which date this tranche of the Post-Delivery Facility was repaid.

The Post-Delivery Facility contains financial covenants that require the Company to maintain a minimum consolidated net worth, and require the Company to maintain a minimum EBITDA to fixed charges ratio tested annually, as defined. In addition, the facility contains other Company and vessel related covenants that, among other things, restrict changes in management and ownership of the vessel, declaration of dividends, further indebtedness and mortgaging of a vessel without the bank’s prior consent. It also requires minimum collateral maintenance, which is tested at the discretion of the lender. As of March 31, 2015 and December 31, 2014, the Company was not in compliance with the consolidated debt service coverage ratio. Accordingly, the Company obtained a waiver from the Facility Agent.

The Post-Delivery Facility is divided into six tranches, as follows:

Bulk Pangaea Secured Note

Initial amount of $12,250,000, entered into in December 2009, for the acquisition of m/v Bulk Pangaea. The interest rate was fixed at 3.96% in April 2013, in conjunction with the post-delivery amendment discussed above. The amendment also modified the repayment schedule to 15 equal quarterly payments of $346,875 ending in January 2017.

Bulk Patriot Secured Note

Initial amount of $12,000,000, entered into in September 2011, for the acquisition of the m/v Bulk Patriot. Loan requires repayment in 24 equal quarterly installments of $500,000 beginning in January 2012. The interest rate was fixed at 4.01% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Trident Secured Note

Initial amount of $10,200,000, entered into in April 2012, for the acquisition of the m/v Bulk Trident. Loan requires repayment in 24 equal quarterly installments of $318,750 beginning in December 2012 with a balloon payment of $2,550,000 together with the last quarterly installment. Interest was fixed at 4.29% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Juliana Secured Note

Initial amount of $8,112,500, entered into in April 2012, for the acquisition of the m/v Bulk Juliana. Loan requires repayment in 24 equal quarterly installments of $338,021 beginning in October 2012. Interest was fixed at 4.38% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Phoenix Secured Note

Initial amount of $10,000,000, entered into in May 2013, for the acquisition of m/v Bulk Newport. Loan requires repayment in 7 equal quarterly installments of $216,667 and 16 equal quarterly installments of $416,667 with a balloon payment of $1,816,659 due in July 2019. Interest is fixed at 5.09%.

Other secured debt:

Bulk Cajun Secured Note

Initial amount of $4,550,000, entered into in October 2011, for the acquisition of the m/v Bulk Cajun. Loan requires repayment in 16 equal quarterly installments of $284,375 beginning in January 2012 with a balloon payment of $2,000,000 together with the last quarterly installment. Interest is fixed at 6.51%. This note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun on February 26, 2015.

Bulk Discovery Secured Note

Initial amount of $9,120,000, entered into in February 2011, for the acquisition of the m/v Bulk Discovery. Loan requires repayment in 20 equal quarterly installments of $356,000 beginning in June 2011 with a balloon payment of $2,356,000 due in March 2016. Interest is fixed at a rate of 8.16%.

Bulk Atlantic Secured Note

Initial amount of $8,520,000, entered into on February 18, 2013, for the acquisition of m/v Bulk Beothuk. Loan requires repayment in 8 equal quarterly installments of $90,000 beginning in May 2013, 12 equal quarterly installments of $295,000 and a balloon payment of $4,260,000 due in February 2018. Interest is fixed at 6.46%.

The other secured notes, as outlined above, also contain collateral maintenance ratio clauses. If the Company encountered a change in financial condition which, in the opinion of the lender, is likely to affect the Company’s ability to perform its obligations under the loan facility, the Company’s credit agreement could be cancelled at the lender’s sole discretion. The lender could then elect to declare the indebtedness, together with accrued interest and other fees, to be immediately due and payable, and proceed against any collateral securing such indebtedness. As of March 31, 2015 and December 31, 2014, the Company was not in compliance with the minimum EBIDTA to fixed charges ratio. Accordingly the Company obtained a waiver from the Facility Agent.

Bulk Nordic Odyssey Ltd., Bulk Nordic Orion Ltd. And Bulk Nordic Oshima Ltd. – Dated September 17, 2014 Amended and Restated Loan Agreement

Initial amount of $40,000,000, entered into on August 6, 2012, for the acquisition of the m/v Nordic Odyssey and the m/v Nordic Orion. The agreement requires repayment in 20 quarterly installments of $1,000,000 beginning in October 2012, with an additional $1,000,000 installment payable on the 5th, 9th and 17th installment dates and a balloon payment of $17,000,000 due with the final installment. The amended agreement was entered into on September 17, 2014, to finance the purchase of the m/v Nordic Oshima, which was delivered to the Company on September 25, 2014. The amended agreement advanced $22,500,000 and requires repayment of this advance in 28 equal quarterly installments of $375,000 and a balloon payment of $12,000,000 due with the final installment. Interest on the advance related to m/v Nordic Odyssey and m/v Nordic Orion is floating at LIBOR plus 3.00% (3.27% at March 31, 2015). Interest on the advance related to m/v Nordic Oshima is floating at LIBOR plus 2.25% (2.52% at March 31, 2015). The amended loan is secured by first preferred mortgages on the m/v Nordic Odyssey, the m/v Nordic Orion and m/v Nordic Oshima, the assignment of earnings, insurances and requisite compensation of the three entities, and by guarantees of their shareholders. The amended agreement contains one financial covenant that requires the Company to maintain minimum liquidity and a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral provided to remain above defined ratios. As of March 31, 2015 and December 31, 2014, the Company was in compliance with this covenant.

Term Loan Facility of USD 13,100,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)

Bulk Barents and Bulk Bothnia entered into a secured Term Loan Facility of $13,000,000 in two tranches of $6,500,000 which were drawn in conjunction with the delivery of the m/v Bulk Bothnia on January 23, 2014 and the m/v Bulk Barents on March 7, 2014.

The facility bears interest at LIBOR plus 2.5% (2.77% at March 31, 2015). The loan requires repayment in 22 equal quarterly installments of $163,045 (per borrower) beginning in June 2014, one installment of $163,010 (per borrower) and a balloon payment of $2,750,000 (per borrower) due in December 2019. In addition, any cash in excess of $750,000 per borrower on any repayment date shall be applied toward prepayment of the relevant loan in inverse order, so the balloon payment is prepaid first. The agreement also contains a profit split in respect of the proceeds from the sale of either vessel. The loan is secured by mortgages on the m/v Nordic Bulk Barents and m/v Nordic Bulk Bothnia. As of March 31, 2015 and December 31, 2014, the Company was in compliance with all required covenants.

Senior Secured Term Loan Facility of USD 45,000,000 (Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd.)

In January 2015, the Company entered into a loan agreement to finance the purchase of the m/v Nordic Odin and the m/v Nordic Olympic, which were delivered to the Company in February 2015. The agreement advanced $45,000,000 and requires repayment of this advance in 28 equal quarterly installments of $375,000 per borrower and a balloon payment of $12,000,000 per borrower due with the final installment. Interest on the facility is floating at LIBOR plus 2.0% (2.27% at March 31, 2015). The loan is secured by first preferred mortgages on the m/v Nordic Odin and the m/v Nordic Olympic, the assignment of earnings, insurances and requisite compensation of the two entities, and by guarantees of their shareholders. The agreement contains one financial covenant that requires the Company to maintain minimum liquidity and a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral provided to remain above defined ratios. As of March 31, 2015 the Company was in compliance with this covenant.

Long Wharf Construction to Term Loan

Initial amount of $1,048,000 entered into in January 2011. The loan is payable in monthly installments based on a 25 year amortization schedule with a final balloon payment of all unpaid principal and accrued interest due January 2021. Interest is floating at LIBOR plus 2.85%. The Company entered into an interest rate swap which matures January 2021 and fixes the interest rate at 6.63%. The loan is collateralized by all real estate located at 109 Long Wharf, Newport, RI, as well as personal guarantees from the Founders and a corporate guarantee of the Company. The loan contains one financial covenant that requires the Company to maintain a minimum debt service coverage ratio, calculated on an annual basis. At December 31, 2104, the Company was not in compliance with this covenant and obtained a waiver of compliance from the lender.

The future minimum annual payments (excluding unamortized bank fees) under the debt agreements are as follows:

Years ending March 31,
(unaudited)

2015	$22,359,868
2016	19,387,058
2017	34,561,145
2018	11,677,912
2019	13,237,764
Thereafter	45,127,811
$146,351,558

NOTE 12 - SECURED LONG-TERM DEBT

Long-term debt consists of the following:

	December 31,	December 31,
	2014	2013

Bulk Pangaea Secured Note (1)	$3,121,875	$4,509,375
Bulk Discovery Secured Note (2)	3,780,000	5,204,000
Bulk Patriot Secured Note (1)	4,762,500	7,212,500
Bulk Cajun Secured Note (2)	853,125	1,990,625
Bulk Trident Secured Note (1)	7,650,000	8,925,000
Bulk Juliana Secured Note (1)	5,070,312	6,422,395
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement (3)	51,125,000	34,000,000
Bulk Atlantic Secured Note (2)	7,890,000	8,250,000
Bulk Phoenix Secured Note (1)	8,916,665	9,783,334
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	12,021,730	-
Long Wharf Construction to Term Loan	998,148	1,016,834
Bulk Providence Secured Note (4)	-	7,760,000
Bulk Liberty Secured Note (5)	-	5,685,000

Total	106,189,355	100,759,063
Less: current portion	(17,807,674)	(16,065,483)
Less: unamortized bank fees	(951,265)	(1,391,159)
Secured long-term debt	$87,430,416	$83,302,421

1.
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.

2.
The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.

3.	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
4.	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
5.	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.

The Senior Secured Post-Delivery Term Loan Facility

On April 15, 2013, the Company, through its wholly-owned subsidiaries, Bulk Pangaea, Bulk Patriot, Bulk Juliana and Bulk Trident, entered into a $30.3 million Senior Secured Post-Delivery Term Loan Facility (the “Post-Delivery Facility”) to refinance the Bulk Pangaea Secured Term Loan Facility dated December 15, 2009, the Bulk Patriot Secured Term Loan Facility dated September 29, 2011, the Bulk Juliana Secured Term Loan Facility dated April 18, 2012, and the Bulk Trident Secured Term Loan Facility dated August 28, 2012, the proceeds of which were used to finance the acquisitions of the m/v Bulk Pangaea, the m/v Bulk Patriot, the m/v Bulk Juliana and the m/v Bulk Trident, respectively. The Post-Delivery Facility was subsequently amended on May 16, 2013 by the First Amendatory Agreement, to increase the facility by $8.0 million to finance the acquisition of the m/v Bulk Providence and again on August 28, 2013, by the Second Amendatory Facility, to increase the facility by $10.0 million to finance the acquisition of the m/v Bulk Newport. The Bulk Providence was sold on May 27, 2014 as discussed below.

The Post-Delivery Facility contains financial covenants that require the Company to maintain a minimum consolidated net worth, and requires the Company to maintain a consolidated debt service coverage ratio, tested annually, as defined. In addition, the facility contains other Company and vessel related covenants that, among other things, restricts changes in management and ownership of the vessel, declaration of dividends, further indebtedness and mortgaging of a vessel without the bank’s prior consent. It also requires minimum collateral maintenance, which is tested at the discretion of the lender. As of December 31, 2014, the Company was not in compliance with the consolidated debt service coverage ratio. Accordingly, the Company obtained a waiver from the Facility Agent. At December 31, 2013, the Company was in compliance with all required covenants.

The Post-Delivery Facility is divided into six tranches, as follows:

Bulk Pangaea Secured Note
Initial amount of $12,250,000, entered into in December 2009, for the acquisition of m/v Bulk Pangaea. The interest rate was fixed at 3.96% in April 2013, in conjunction with the post-delivery amendment discussed above. The amendment also modified the repayment schedule to 15 equal quarterly payments of $346,875 ending in January 2017.

Bulk Patriot Secured Note
Initial amount of $12,000,000, entered into in September 2011, for the acquisition of the m/v Bulk Patriot. Loan requires repayment in 24 equal quarterly installments of $500,000 beginning in January 2012. The interest rate was fixed at 4.01% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Trident Secured Note
Initial amount of $10,200,000, entered into in April 2012, for the acquisition of the m/v Bulk Trident. Loan requires repayment in 24 equal quarterly installments of $318,750 beginning in December 2012 with a balloon payment of $2,550,000 together with the last quarterly installment. Interest was fixed at 4.29% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Juliana Secured Note
Initial amount of $8,112,500, entered into in April 2012, for the acquisition of the m/v Bulk Juliana. Loan requires repayment in 24 equal quarterly installments of $338,021 beginning in October 2012. Interest was fixed at 4.38% in April 2013 in conjunction with the post-delivery amendment discussed above.

Bulk Phoenix Secured Note
Initial amount of $10,000,000, entered into in May 2013, for the acquisition of m/v Bulk Newport. Loan requires repayment in 7 equal quarterly installments of $216,667 and 16 equal quarterly installments of $416,667 with a balloon payment of $1,816,659 due in July 2019. Interest is fixed at 5.09%.

Bulk Providence Secured Note
Initial amount of $8,000,000, entered into in May 2013, for the acquisition of m/v Bulk Providence. Loan requires repayment in 8 equal quarterly installments of $120,000, 16 equal quarterly installments of $190,000 and a balloon payment of $4,000,000 due in July 2019. Interest is fixed at 4.38%. The loan was repaid in conjunction with the sale of the m/v Bulk Providence on May 27, 2014.

Other secured debt:

Bulk Cajun Secured Note
Initial amount of $4,550,000, entered into in October 2011, for the acquisition of the m/v Bulk Cajun. Loan requires repayment in 16 equal quarterly installments of $284,375 beginning in January 2012 with a balloon payment of $2,000,000 together the last quarterly installment. Interest is fixed at 6.51%.

Bulk Discovery Secured Note
Initial amount of $9,120,000, entered into in February 2011, for the acquisition of the m/v Bulk Discovery. Loan requires repayment in 20 equal quarterly installments of $356,000 beginning in June 2011 with a balloon payment of $2,000,000 together with the last quarterly installment. Interest is fixed at a rate of 8.16%.

Bulk Atlantic Secured Note
Initial amount of $8,520,000, entered into on February 18, 2013, for the acquisition of m/v Bulk Beothuk. Loan requires repayment in 8 equal quarterly installments of $90,000 beginning in May 2013, 12 equal quarterly installments of $295,000 and a balloon payment of $4,260,000 due in February 2018. Interest is fixed at 6.46%.

Bulk Liberty Secured Note
Initial amount of $5,685,000, entered into on July 2013, for the acquisition of m/v Bulk Liberty. Loan requires repayment in 19 equal quarterly installments of $149,605 beginning in January 2014 and a balloon payment of $2,842,505 due in February 2018. Interest is fixed at 7.06%. The loan was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.

The other secured debt, as outlined above, contains a ratio of EBITDA to fixed charges clause and a collateral maintenance ratio clause. If the Company encountered a change in financial condition which, in the opinion of the lender, is likely to affect the Company’s ability to perform its obligations under the loan facility, the Company’s credit agreement could be cancelled at the lender’s sole discretion. The lender could then elect to declare the indebtedness, together with accrued interest and other fees, to be immediately due and payable, and proceed against any collateral securing such indebtedness.

As of December 31, 2014, the Company was not in compliance with the EBITDA to fixed charges ratio. Accordingly, the Company obtained a waiver from the Facility Agent. At December 31, 2013, the Company was in compliance with all required covenants.

Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement
Initial amount of $40,000,000, entered into on August 6, 2012, for the acquisition of the m/v Nordic Odyssey and the m/v Nordic Orion. The agreement requires repayment in 20 quarterly installments of $1,000,000 beginning in October 2012, with an additional $1,000,000 installment payable on the 5th, 9th and 17th installment dates and a balloon payment of $17,000,000 due with the final installment. Interest is floating at LIBOR plus 3.25% (3.48% at December 31, 2013). The loan is secured by first preferred mortgages on the m/v Nordic Orion and the m/v Nordic Odyssey, the assignment of the earnings, insurances and requisite compensation of the two entities, and by guarantees of their shareholders. The Agreement contains one financial covenant that requires the Company to maintain minimum liquidity and a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral previously provided to remain above defined ratios. As of December 31, 2013, the Company was in compliance with this covenant.

The loan was amended on September 17, 2014 in conjunction with the delivery of the m/v Nordic Oshima (discussed below), whereby the margin was reduced to 3.00%.

Bulk Nordic Odyssey Ltd., Bulk Nordic Orion Ltd. And Bulk Nordic Oshima Ltd. – Dated September 17, 2014 Amended and Restated Loan Agreement
Entered into on September 17, 2014, to finance the purchase of the m/v Nordic Oshima, which was delivered to the Company on September 25, 2014. The amended agreement advanced $22,500,000 and requires repayment of this advance in 28 equal quarterly installments of $375,000 and a balloon payment of $12,000,000 due with the final installment. Interest on the advance related to m/v Nordic Oshima is floating at LIBOR plus 2.25% (2.48% at December 31, 2014). The amended loan is secured by first preferred mortgages on the m/v Nordic Odyssey, the m/v Nordic Orion and m/v Nordic Oshima, the assignment of earnings, insurances and requisite compensation of the three entities, and by guarantees of their shareholders. The amended agreement contains one financial covenant that requires the Company to maintain minimum liquidity and a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral provided to remain above defined ratios. As of December 31, 2014, the Company was in compliance with this covenant.

Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)
Nordic Bulk Barents and Nordic Bulk Bothnia entered into a secured Term Loan Facility of $13,000,000 in two tranches of $6,500,000 which were drawn in conjunction with the delivery of the m/v Nordic Bothnia on January 23, 2014 and the m/v Nordic Barents on March 7, 2014. The loan is secured by mortgages on these two vessels.

The facility bears interest at LIBOR plus 2.5% (2.73% at September 30, 2014). The loan requires repayment in 22 equal quarterly installments of $163,045 (per borrower) beginning in September 2014, one installment of $163,010 (per borrower) and a balloon payment of $2,750,000 (per borrower) due in December 2019. In addition, any cash in excess of $750,000 per borrower on any repayment date shall be applied toward prepayment of the relevant loan in inverse order, so the balloon payment is prepaid first. The agreement also contains a profit split in respect of the proceeds from the sale of either vessel, a minimum value clause of not less than 100% of the indebtedness and a minimum liquidity clause. As of December 31, 2014, the Company was in compliance with all required covenants.

Long Wharf Construction to Term Loan
Initial amount of $1,048,000 entered into in January 2011. The loan is payable monthly based on a 25 year amortization schedule with a final balloon payment of all unpaid principal and accrued interest due January 2021. Interest is floating at LIBOR plus 2.85%. The Company entered into an interest rate swap which matures January 2021 and fixes the interest rate at 6.63%. The loan is collateralized by all real estate located at 109 Long Wharf, Newport, RI, as well as personal guarantees from the Founders and a corporate guarantee of the Company. The loan contains one financial covenant that requires the Company to maintain a minimum debt service coverage ratio. As of December 31, 2014 the Company was not in compliance with this covenant. Accordingly, the Company obtained a waiver from the lender. At December 31, 2013, the Company was in compliance with this covenant.

The future minimum annual payments under the debt agreements are as follows:

Years ending
December 31,

2015	$17,807,674
2016	19,355,261
2017	28,647,613
2018	13,889,294
2019	10,980,107
Thereafter	15,509,406

$106,189,355